REVENUE RECOGNITION (Tables)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
REVENUE RECOGNITION
Schedule of reconciliation of contract balances

	June 30,	March 31,
(Dollars in millions)	2022	2022
Accounts receivable (net of allowances of $34 at June 30, 2022 and $44 at March 31, 2022)*	$1,902	$2,271
Contract assets**	31	41
Deferred income (current)	774	882
Deferred income (noncurrent)	413	452

*Included unbilled receivable balances of $446 million at June 30, 2022 and $473 million at March 31, 2022.

**Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

	March 31,	December 31,
(Dollars in millions)	2022	2021
Accounts receivable (net of allowances of $44 in 2022 and $44 in 2021)	$2,271	$2,279
Contract assets *	41	62
Deferred income (current)	882	872
Deferred income (noncurrent)	452	475
*	Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

	December 31,
(Dollars in millions)	2021	2020
Accounts receivable (net of allowances of $44 in 2021 and $91 in 2020)	$2,279	$1,444
Contract assets *	62	72
Deferred income (current)	872	854
Deferred income (noncurrent)	475	543

Schedule of notes and accounts receivable - trade allowance for credit losses

	Three Months Ended	Three Months Ended
(Dollars in millions)	June 30, 2022	March 31, 2022
Beginning balance	$44	$44
Additions (releases)	(2)	6
Write-offs	(1)	(4)
Other*	(7)	(2)
Ending balance	$34	$44

*Primarily represents currency translation adjustments.

	Three Months Ended	Year Ended
(Dollars in millions)	March 31, 2022	December 31, 2021
Beginning balance	$44	$91
Additions (releases)	6	(23)
Write-offs	(4)	(5)
Other *	(2)	(19)
Ending balance	$44	$44
*	Primarily represents translation adjustments and reclassifications.

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Beginning balance	$91	$82	$111
Additions (releases)	(23)	25	51
Write-offs	(5)	(7)	(78)
Other *	(19)	(9)	(3)
Ending balance	$44	$91	$82

Schedule of capitalized costs to acquire and fulfill customer contracts

	June 30,	March 31,
(Dollars in millions)	2022	2022
Deferred transition costs	$894	$961
Prepaid software costs	753	806
Capitalized costs to fulfill contracts	296	302
Capitalized costs to obtain contracts	307	318
Total deferred costs *	$2,250	$2,387
*	Of the total deferred costs, $1,092 million was current and $1,158 million was noncurrent at June 30, 2022, and $1,143 million was current and $1,244 million was noncurrent at March 31, 2022.

	March 31,	December 31,
(Dollars in millions)	2022	2021
Deferred transition costs	$961	$1,012
Prepaid software costs	806	658
Capitalized costs to fulfill contracts	302	235
Capitalized costs to obtain contracts	318	282
Total deferred costs *	$2,387	$2,185
*	Of the total deferred costs, $1,143 million was current and $1,244 million was noncurrent at March 31, 2022, and $920 million was current and $1,265 million was noncurrent at December 31, 2021.

	December 31,
(Dollars in millions)	2021	2020
Deferred transition costs	$1,012	$1,369
Prepaid software costs	658	679
Capitalized costs to fulfill contracts	235	328
Capitalized costs to obtain contracts	282	269
Total deferred costs *	$2,185	$2,646
*	Of the total deferred costs, $920 million was current and $1,265 million was noncurrent at December 31, 2021, and $1,205 million was current and $1,441 million was noncurrent at December 31, 2020.